Cash and Cash Equivalents and Short-Term Deposit (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents and Short-Term Deposit [Abstract]
Short-term deposit		$ 197